Derivative Instruments and Risk Management Activities (Details 6) (Commodity derivative, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commodity derivative
Commodity derivative assets
Gross amounts of recognized assets	$ 656,696	$ 597,359
Gross amounts offset on balance sheet	(62,781)	(65,344)
Net amounts of assets on balance sheet	593,915	532,015
Commodity derivative liabilities
Gross amounts of recognized assets	1,713
Gross amounts offset on balance sheet	(2,348)
Net amounts of assets (liabilities) on balance sheet	$ (635)